UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2003

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 3, 2003

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$602,885

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      433 10166.00 SH       SOLE                 10166.00
AFLAC INC COM                  com              001055102      250  7748.00 SH       SOLE                  7748.00
AMERICAN INTERNATIONAL GROUP I com              026874107    28248 489575.00SH       SOLE                489575.00
APOLLO GROUP INC-CL A          com              037604105    28703 434700.00SH       SOLE                434700.00
AUTOMATIC DATA PROCESSING INC  com              053015103    26733 745683.07SH       SOLE                745683.07
BERKSHIRE HATHAWAY CL B        com              846702074      295   118.00 SH       SOLE                   118.00
BIOMET INC                     com              090613100    22080 656946.00SH       SOLE                656946.00
BP AMOCO PLC ADR               com              055622104      325  7727.00 SH       SOLE                  7727.00
C H ROBINSON WORLDWIDE INC     com              12541W100    10078 270854.00SH       SOLE                270854.00
CARDINAL HEALTH INC            com              14149Y108    20017 342819.25SH       SOLE                342819.25
CHOICEPOINT INC                com              170388102    17017 507964.02SH       SOLE                507964.02
CINTAS CORP                    com              172908105    23829 646834.00SH       SOLE                646834.00
CITIGROUP INC                  com              172967101    20875 458687.95SH       SOLE                458687.95
COCA COLA CO                   com              191216100      389  9059.38 SH       SOLE                  9059.38
CONEXANT SYSTEMS INC.          com              207142100       62 11000.00 SH       SOLE                 11000.00
COX COMMUNICATIONS INC NEW CL  com              224044107    17318 547704.00SH       SOLE                547704.00
EMERSON ELEC                   com              291011104      290  5500.00 SH       SOLE                  5500.00
EXPEDITORS INTERNATIONAL OF WA com              302130109    10727 311752.00SH       SOLE                311752.00
EXXON MOBIL CORP               com              30231g102     1176 32134.00 SH       SOLE                 32134.00
FIRST DATA CORP                com              319963104     8349 208924.00SH       SOLE                208924.00
FISERV INC                     com              337738108    27501 759064.00SH       SOLE                759064.00
GENERAL ELECTRIC CO            com              369604103    20703 694482.34SH       SOLE                694482.34
HARLEY DAVIDSON INC            com              412822108    21013 435952.79SH       SOLE                435952.79
HOP-ON.COM INC.                com              439338104        1 12638.00 SH       SOLE                 12638.00
IBM CORP                       com              459200101      236  2668.00 SH       SOLE                  2668.00
ILLINOIS TOOL WORKS INC        com              452308109    19776 298467.00SH       SOLE                298467.00
INTEL CORP                     com              458140100      308 11184.00 SH       SOLE                 11184.00
JOHNSON & JOHNSON              com              478160104    18681 377245.31SH       SOLE                377245.31
KOHLS CORP                     com              500255104    11203 209411.00SH       SOLE                209411.00
MARSHALL & ILSLEY              com              571834100      554 17562.00 SH       SOLE                 17562.00
MCLEODUSA INC CL A NEW         com              582266102       27 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266995        7 335203.00SH       SOLE                335203.00
MEDTRONIC INC                  com              585055106    41370 881706.00SH       SOLE                881706.00
MERCK & CO                     com              589331107     1132 22370.87 SH       SOLE                 22370.87
MICROSOFT CORP                 com              594918104    20271 729433.25SH       SOLE                729433.25
NORTHERN TRUST CORP            com              665859104    21601 508969.00SH       SOLE                508969.00
OMNICOM GROUP INC              com              681919106    17620 245231.00SH       SOLE                245231.00
PATTERSON DENTAL CO            com              703412106    25348 440219.00SH       SOLE                440219.00
PAYCHEX INC                    com              704326107    28613 843281.00SH       SOLE                843281.00
PEPSICO INC                    com              713448108      238  5195.00 SH       SOLE                  5195.00
PFIZER INC                     com              717081103    37071 1220251.71SH      SOLE               1220251.71
PROCTOR & GAMBLE CO            com              742718109      256  2757.00 SH       SOLE                  2757.00
SARA LEE CORP                  com              803111103      255 13900.00 SH       SOLE                 13900.00
SYSCO CORP                     com              871829107    31753 970745.00SH       SOLE                970745.00
US BANCORP DEL NEW             com              902973304      225  9389.00 SH       SOLE                  9389.00
WALGREEN CO                    com              931422109    19434 634276.40SH       SOLE                634276.40
WELLS FARGO & CO               com              949746101      208  4031.00 SH       SOLE                  4031.00
WYETH COM                      com              983024100      286  6200.00 SH       SOLE                  6200.00